Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

Class A, Class B, and Class C

Supplement dated July 18, 2008, to the Prospectus dated February 1, 2008.

Asset Allocation Fund

Effective immediately, the following information is added as a bullet point under the section entitled “Class A Shares Sales Charge Waivers for Certain Parties” beginning on page 61 of the Prospectus:

•

Asset Allocation Fund investors who held Investor Class shares of the Wells Fargo Advantage Balanced Fund at the close of business on July 18, 2008 (the “Merger Eligibility Time”), so long as the following conditions are met:

•	any purchases at NAV are limited to Class A shares of the Asset Allocation Fund;
•	share purchases are made in the same account through which the investor held the Investor Class shares at the Merger Eligibility Time;
•	the owner of the account remains the same as the account owner at the Merger Eligibility Time; and
•	the account maintains a positive account balance at some time during a period of at least six months in length.

Investors who held Investor Class shares of the Wells Fargo Advantage Balanced Fund at the Merger Eligibility Time are also eligible to exchange their Class A shares of the Asset Allocation Fund for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor’s relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

AFR078/P501SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Administrator Class

Supplement dated July 18, 2008, to the Prospectus dated October 1, 2007, as previously supplemented

May 30, 2008, February 1, 2008, and December 17, 2007.

Intermediate Government Income Fund

On June 30, 2008, shareholders of the Intermediate Government Income Fund approved the reorganization of the Intermediate Government Income Fund into the Government Securities Fund, which is expected to occur at the close of business on July 18, 2008. As a result, all references to the Intermediate Government Income Fund are hereby deleted from the Prospectus.

IFAM078/P1003S3

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Institutional Class

Supplement dated July 18, 2008, to the Prospectus dated April 1, 2008, as previously supplemented

June 20, 2008, May 30, 2008, and April 8, 2008.

Income Plus Fund

Effective immediately, Michael J. Bray, CFA, D. James Newton II, CFA, CPA, and Janet S. Rilling, CFA, CPA are added as co-Portfolio Managers to the Income Plus Fund. In addition to the current portfolio managers of the Income Plus Fund, these Portfolio Managers will be jointly responsible for managing the Fund. Their biographies can be found on pages 43 and 44 of the Prospectus.

Corporate Bond Fund

On June 30, 2008, shareholders of the Corporate Bond Fund approved the reorganization of the Corporate Bond Fund into the Income Plus Fund, which is expected to occur at the close of business on July 18, 2008. As a result, all references to the Corporate Bond Fund are hereby deleted from the Prospectus.

IFIT078/P1004S2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Investor Class

Supplement dated July 18, 2008, to the Prospectus dated June 20, 2008, as supplemented on June 20, 2008.

Income Plus Fund

Effective immediately, Michael J. Bray, CFA, D. James Newton II, CFA, CPA, and Janet S. Rilling, CFA, CPA are added as co-Portfolio Managers to the Income Plus Fund. In addition to the current portfolio managers of the Income Plus Fund, these Portfolio Managers will be jointly responsible for managing the Fund. Their biographies can be found on pages 45 and 46 of the Prospectus.

Corporate Bond Fund

On June 30, 2008, shareholders of the Corporate Bond Fund approved the reorganization of the Corporate Bond Fund into the Income Plus Fund, which is expected to occur at the close of business on July 18, 2008. As a result, all references to the Corporate Bond Fund are hereby deleted from the Prospectus.

High Income Fund

Effective immediately, under the Annual Fund Operating Expenses table found on page 15 of the Prospectus, footnote 8 is deleted and replaced with the following:

8 The adviser has committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio, excluding the expenses of any money market fund or other fund held by the Fund, at 0.95% effective October 1, 2008.After this date, the net operating expense ratio may be increased only with approval of the Board of Trustees. Prior to October 1, 2008, Funds Management has committed to maintain the net annual operating expense ratio at 0.86%.

IFIV078/P1006S2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Class A, Class B and Class C

Supplement dated July 18, 2008, to the Prospectus dated June 20, 2008, as previously supplemented

June 20, 2008.

Income Plus Fund

Effective immediately, Michael J. Bray, CFA, D. James Newton II, CFA, CPA, and Janet S. Rilling, CFA, CPA are added as co-Portfolio Managers to the Income Plus Fund. In addition to the current portfolio managers of the Income Plus Fund, these Portfolio Managers will be jointly responsible for managing the Fund. Their biographies can be found on pages 80, 81 and 82, respectively, of the Prospectus.

The following information is added as a bullet point under the section entitled “Class A Shares Sales Charge Waivers for Certain Parties” beginning on page 91 of the Prospectus:

•

Income Plus Fund investors who held Advisor Class shares of the Wells Fargo Advantage Corporate Bond Fund at the close of business on July 18, 2008 (the “Merger Eligibility Time”), so long as the following conditions are met:

•	any purchases at NAV are limited to Class A shares of the Income Plus Fund;
•	share purchases are made in the same account through which the investor held the Advisor Class shares at the Merger Eligibility Time;
•	the owner of the account remains the same as the account owner at the Merger Eligibility Time; and
•	the account maintains a positive account balance at some time during a period of at least six months in length.

Investors who held Advisor Class shares of the Wells Fargo Advantage Corporate Bond Fund at the Merger Eligibility Time are also eligible to exchange their Class A shares of the Income Plus Fund for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor’s relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

The following information replaces the section entitled “Fees and Expenses” for the Income Plus Fund beginning on page 21 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fee[2]	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	1.09%	1.84%	1.84%
Fee Waivers	0.18%	0.18%	0.18%
Net Expenses[5,6,7]	0.91%	1.66%	1.66%

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.50% for the first $500 million; 0.475% for the next $500 million; 0.45% for the next $2 billion; 0.425% for the next $2 billion; and 0.40% for assets over $5 billion.

[3]

Includes expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]

The expenses shown do not correlate to the corresponding ratio of expenses shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include expenses of any Acquired Fund.

[6]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.
[7]

The adviser has committed through September 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratios, excluding the expenses of any money market fund or other fund held by the Fund, at 0.90% for Class A, and 1.65% for Class B and Class C. After this time, the net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions (to which sales charges do not apply); and
•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$539	$669	$269
3 Years	$764	$862	$562
5 Years	$1,008	$1,180	$980
10 Years	$1,705	$1,858	$2,147
If you do not sell your shares at the end of the period:
1 Year	$539	$169	$169
3 Years	$764	$562	$562
5 Years	$1,008	$980	$980
10 Years	$1,705	$1,858	$2,147

High Yield Bond Fund, Intermediate Government Income Fund and Ultra-Short Duration Bond Fund

On June 30, 2008, shareholders of the High Yield Bond Fund approved the reorganization of the High Yield Bond Fund into the High Income Fund and shareholders of the Intermediate Government Income Fund approved the reorganization of the Intermediate Government Income Fund into the Government Securities Fund Additionally, at its November 7, 2007 meeting, the Board of Trustees of Wells Fargo Funds Trust approved the reorganization of the Ultra-Short Duration Bond Fund into the Ultra Short-Term Income Fund. Unlike the High Yield Bond Fund and Intermediate Government Income Fund reorganizations, the Ultra-Short Duration Bond Fund reorganization does not require shareholder approval. These reorganizations are expected to occur at the close of business on July 18, 2008. As a result, all references to the High Yield Bond Fund, Intermediate Government Income Fund, and Ultra-Short Duration Bond Fund are hereby deleted from the Prospectus.

IFR078/P1001S3

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

WELLS FARGO ADVANTAGE OVERSEAS FUND

Institutional Class

Supplement dated July 18, 2008, to the Prospectus dated February 1, 2008,

as previously supplemented on February 1, 2008.

Overseas Fund

On June 30, 2008, shareholders of the Overseas Fund approved the reorganization of the Overseas Fund into the International Equity Fund, which is expected to occur at the close of business on July 18, 2008. As a result, all references to the Overseas Fund are hereby deleted from the Prospectus.

International Equity Fund

Effective immediately, the following information replaces the section entitled “Fees and Expenses” for the International Equity Fund on page 7 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None
Redemption Fee[1]	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[2]	0.93%
Distribution (12b-1) Fees	0.00%
Other Expenses[3]	0.32%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers	0.26%
Net Expenses[4]	0.99%

[1]

Percentage of the net proceeds deducted if shares are redeemed (or exchanged) within 30 days after purchase. This fee is retained by the Fund. Please see the “Redemption Fees” section under “How to Sell Shares” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.95% for the first $500 million; 0.90% for the next $500 million; 0.85% for the next $2 billion; 0.825% for the next $2 billion; and 0.80% for assets over $5 billion.

[3]	Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund.
[4]

The adviser has committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions; and
•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$101
3 Years	$371
5 Years	$661
10 Years	$1,488

______________________________________________________________________________________

The following information was contained within the February 1, 2008, supplement and is included herewith for your convenience.

Reorganization and Meeting of Shareholders

At its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees (“Board”) unanimously approved the reorganization (“Reorganization”) of the Overseas Fund (the “Fund”) into the International Equity Fund.

The Reorganization is subject to the satisfaction of certain conditions, including approval by Fund shareholders. A special meeting of the shareholders of the Fund is expected to be held in the second quarter of 2008 for the purpose of enabling shareholders to vote on whether to approve the Reorganization.

If shareholders of the Fund approve the Reorganization, the Fund will transfer all of its assets and liabilities to the International Equity Fund in exchange for shares of the International Equity Fund in an amount equal to the then current value of the Fund shares. Upon completion of the Reorganization, the Fund will liquidate by distributing the International Equity Fund shares to the Fund shareholders, so that Fund shareholders would receive shares of a specified class of the International Equity Fund with a total value equal to the then current value of their Fund shares, cease operations and dissolve. The Reorganization is structured as a tax-free transaction and it is anticipated that no gain or loss for federal income tax purposes would be recognized by shareholders as a result of the Reorganization. Additionally, Fund shareholders will not bear any of the costs associated with the Reorganization.

Prior to the Reorganization, Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Fund’s prospectus. The proposed Reorganization, if approved by shareholders, is expected to occur by the end of the third quarter of 2008.

No shareholder action is necessary at this time. Additional information, including a detailed description of the Reorganization and the Board’s reasons for approving it will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of the Fund by the second quarter of 2008. The Proxy Statement/Prospectus will also confirm the date, time and location of the special shareholder meeting.

IEIT078/P304SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE OVERSEAS FUND

Investor Class

Supplement dated July 18, 2008, to the Prospectus dated April 1, 2008,

as previously supplemented on April 8, 2008.

Overseas Fund

On June 30, 2008, shareholders of the Overseas Fund approved the reorganization of the Overseas Fund into the International Equity Fund, which is expected to occur at the close of business on July 18, 2008. As a result, all references to the Overseas Fund are hereby deleted from the Prospectus.

IEIV078/P306SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Class A, Class B, and Class C

Supplement dated July 18, 2008, to the Prospectus dated February 1, 2008.

International Equity Fund

Effective immediately, the following information replaces the section entitled “Fees and Expenses” for the International Equity Fund on pages 22 and 23 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%
Redemption Fee[2]	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fees[3]	0.93%	0.93%	0.93%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[4]	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	1.70%	2.45%	2.45%
Fee Waivers	0.29%	0.29%	0.29%
Net Expenses[5]	1.41%	2.16%	2.16%

[5]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[6]

Percentage of the net proceeds deducted if shares are redeemed (or exchanged) within 30 days after purchase. This fee is retained by the Fund. Please see the “Redemption Fees” section under “How to Sell Shares” for further information.

[7]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.95% for the first $500 million; 0.90% for the next $500 million; 0.85% for the next $2 billion; 0.825% for the next $2 billion; and 0.80% for assets over $5 billion.

[8]	Includes expenses payable to affiliates of Wells Fargo & Company and may include expenses of any money market or other fund held by the Fund.
[9]

The adviser has committed through January 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions (to which sales charges do not apply); and
•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual cost may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$710	$719	$319
3 Years	$1,053	$1,036	$736
5 Years	$1,419	$1,479	$1,279
10 Years	$2,445	$2,492	$2,764
If you do not sell your shares at the end of the period:			$
1 Year	$710	$219	$219
3 Years	$1,053	$736	$736
5 Years	$1,419	$1,279	$1,279
10 Years	$2,445	$2,492	$2,764

IER078/P301SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Large Cap Stock Funds

Growth and Income Fund

Classes A, B, C, Administrator Class, Institutional Class, and Investor Class

Supplement dated July 18, 2008, to the above Wells Fargo Advantage Fund Prospectuses, as previously supplemented, as the case may be.

Growth and Income Fund

On November 7, 2007, the Board of Trustees of Wells Fargo Funds Trust approved the reorganization of the Large Company Core Fund into the Growth and Income Fund. This reorganization does not require shareholder approval. Immediately after the closing of the reorganization, which is expected to occur at the close of business on July 18, 2008, the Growth and Income Fund will be renamed the Large Company Core Fund.

LCR078/P101SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

Administrator Class

Supplement dated July 18, 2008, to the Prospectus dated April 1, 2008, as previously supplemented

May 30, 2008, May 9, 2008, and April 8, 2008.

Municipal Bond Fund

Effective July 21, 2008, the third bullet point in the “Principal Investments” sub-section located on page 25 of the Prospectus is hereby deleted in its entirety and replaced with the following:

•	up to 20% of the Fund’s total assets in below investment-grade municipal securities.

National Limited-Term Tax-Free Fund andNational Tax-Free Fund

On June 30, 2008, shareholders of the National Limited-Term Tax-Free Fund approved the reorganization of the National Limited-Term Tax-Free Fund into the Short-Term Municipal Bond Fund and shareholders of the National Tax-Free Fund approved the reorganization of the National Tax-Free Fund into the Municipal Bond Fund. The reorganizations are expected to occur at the close of business on July 18, 2008. As a result, all references to the National Limited-Term Tax-Free Fund and National Tax-Free Fund are hereby deleted from the Prospectus.

MIAM078/P1103SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Institutional Class

Supplement dated July 18, 2008, to the Prospectus dated April 1, 2008, as previously supplemented

May 30, 2008, and May 9, 2008.

Municipal Bond Fund

Effective July 21, 2008, the third bullet point in the “Principal Investments” sub-section located on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

•	up to 20% of the Fund’s total assets in below investment-grade municipal securities.

MIIT078/P1104S3

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Investor Class

Supplement dated July 18, 2008, to the Prospectus dated November 1, 2007, as previously supplemented

May 30, 2008, May 9, 2008, and February 28, 2008.

Municipal Bond Fund

Effective July 21, 2008, the third bullet point in the “Principal Investments” sub-section located on page 8 of the Prospectus is hereby deleted in its entirety and replaced with the following:

•	up to 20% of the Fund’s total assets in below investment-grade municipal securities.

MIIV078/P1106S3

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Class A, Class B and Class C

Supplement dated July 18, 2008, to the Prospectus dated June 20, 2008, as previously supplemented

June 20, 2008.

Municipal Bond Fund

Effective July 21, 2008, the third bullet point in the “Principal Investments” sub-section located on page 28 of the Prospectus is hereby deleted in its entirety and replaced with the following:

•	up to 20% of the Fund’s total assets in below investment-grade municipal securities.

National Limited-Term Tax-Free Fund andNational Tax-Free Fund

On June 30, 2008, shareholders of the National Limited-Term Tax-Free Fund approved the reorganization of the National Limited-Term Tax-Free Fund into the Short-Term Municipal Bond Fund and shareholders of the National Tax-Free Fund approved the reorganization of the National Tax-Free Fund into the Municipal Bond Fund. The reorganizations are expected to occur at the close of business on July 18, 2008. As a result, all references to the National Limited-Term Tax-Free Fund (except as described below) and the National Tax-Free Fund are hereby deleted from the Prospectus.

Short-Term Municipal Bond Fund

Effective immediately, the following information replaces the section entitled “Fees and Expenses” for the Short-Term Municipal Bond Fund beginning on page 46 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	3.00%	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class C
Management Fees[2]	0.34%	0.34%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses[3]	0.52%	0.52%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	0.87%	1.62%[6]
Fee Waivers	0.26%	0.26%
Net Expenses[7,8]	0.61%[6]	1.36%[6]

[1]

Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

[2]

The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.35% for the first $500 million; 0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[3]	Includes expenses payable to affiliates of Wells Fargo & Company.
[4]

Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[5]	Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[6]

The expense ratios shown do not correlate to the corresponding ratios of expenses shown in the Financial Highlights, which do not reflect changes in the operating expenses of the Fund and do not include expenses of any Acquired Fund.

[7]	The net operating expense ratio shown here includes the expenses of any money market fund or other fund held by the Fund.
[8]

The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio(s), excluding the expenses of any money market fund or other fund held by the Fund, at 0.60% for Class A shares and 1.35% for Class C shares. After this date, the net operating expense ratio(s) may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions (to which sales charges do not apply); and
•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class C
If you sell your shares at the end of the period:
1 Year	$360	$238
3 Years	$544	$486
5 Years	$744	$858
10 Years	$1,319	$1,904
If you do not sell your shares at the end of the period:
1 Year	$360	$138
3 Years	$544	$486
5 Years	$744	$858
10 Years	$1,319	$1,904

Short-Term Municipal Bond Fund

Effective immediately, the following information is added as a bullet point under the section entitled “Class A Shares Sales Charge Waivers for Certain Parties” beginning on page 71 of the Prospectus:

•

Short-Term Municipal Bond Fund investors who held Administrator Class shares of the Wells Fargo Advantage National Limited-Term Tax-Free Fund at the close of business on July 18, 2008 (the “Merger Eligibility Time”), so long as the following conditions are met:

•	any purchases at NAV are limited to Class A shares of the Short-Term Municipal Bond Fund;
•	share purchases are made in the same account through which the investor held the Administrator Class shares at the Merger Eligibility Time;
•	the owner of the account remains the same as the account owner at the Merger Eligibility Time; and
•	the account maintains a positive account balance at some time during a period of at least six months in length.

Investors who held Administrator Class shares of the Wells Fargo Advantage National Limited-Term Tax-Free Fund at the Merger Eligibility Time are also eligible to exchange their Class A shares of the Short-Term Municipal Bond Fund for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor’s relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

MIR078/P1101S5